Description of Business - Additional Details (Details) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2022	Oct. 24, 2022	Aug. 23, 2022	Nov. 06, 2020	Nov. 06, 2020	Jan. 31, 2021	Jan. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 29, 2022	Jul. 28, 2022	May 04, 2022	Dec. 31, 2020	Jun. 30, 2020	Jan. 01, 2020
Subsidiary Sale Of Stock [Line Items]
Common stock, par value								$ 0.001		$ 0.001		$ 0.001			$ 0.001	$ 0.001		$ 0.001
Common Stock Value								$ 0		$ 0		$ 0				$ 0
Warrants And Rights Outstanding Term			5 years
Debt instrument, face amount								$ 63,000		63,000							$ 63,000
Cash proceeds										$ 350,000	$ 0
Debt instrument, interest rate, stated percentage								3.75%		3.75%							3.75%
Accumulated deficit								$ 80,110,000		$ 80,110,000		76,312,000				71,716,000
Cash								49,000		49,000		510,000				2,807,000
Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Proceeds from issuance of IPO units, net of offering costs												101,141,418
Proceeds from issuance of private placement warrants											5,738,000	5,738,000
Transaction costs								3,622,500		3,622,500		3,622,500				230,820
Business acquisition related costs								1,391,601	$ 0	2,453,569	$ 0
Warrants And Rights Outstanding Term			5 years
Debt Instrument, Maturity Date				Sep. 30, 2021	Jun. 30, 2021
Accumulated deficit								8,895,504		8,895,504		10,565,770				5,236
Cash								$ 116,840		$ 116,840		$ 51,567				$ 38,388
Lmf Acquisition Opportunities Inc [Member] | Sponsor Note [Member]
Subsidiary Sale Of Stock [Line Items]
Percentage of the gross cash proceeds received from any future debt	5.00%
Debt instrument, face amount	$ 2,785,000												$ 1,035,000	$ 1,750,000
Limit of gross cash proceeds exempt from repayment	$ 500,000
Debt Instrument, Maturity Date	Oct. 30, 2023
Lmf Acquisition Opportunities Inc [Member] | Maxim Note [Member]
Subsidiary Sale Of Stock [Line Items]
Percentage of the gross cash proceeds received from any future debt	25.00%
Limit of gross cash proceeds exempt from repayment	$ 500,000
Professional Fees	$ 4,182,353
Lmf Acquisition Opportunities Inc [Member] | Maximum [Member] | Sponsor Note [Member]
Subsidiary Sale Of Stock [Line Items]
Debt instrument, interest rate, stated percentage	7.00%
Lmf Acquisition Opportunities Inc [Member] | Maximum [Member] | Maxim Note [Member]
Subsidiary Sale Of Stock [Line Items]
Debt instrument, interest rate, stated percentage	7.00%
Lmf Acquisition Opportunities Inc [Member] | Minimum [Member] | Sponsor Note [Member]
Subsidiary Sale Of Stock [Line Items]
Debt instrument, interest rate, stated percentage	15.00%
Lmf Acquisition Opportunities Inc [Member] | Minimum [Member] | Maxim Note [Member]
Subsidiary Sale Of Stock [Line Items]
Debt instrument, interest rate, stated percentage	15.00%
Lmf Acquisition Opportunities Inc [Member] | LMFA Note [Member]
Subsidiary Sale Of Stock [Line Items]
Percentage of the gross cash proceeds received from any future debt	5.00%
Line of Credit Facility, Expiration Date	Oct. 30, 2023
Cash proceeds	$ 500,000
Lmf Acquisition Opportunities Inc [Member] | LMFA Note [Member] | Maximum [Member]
Subsidiary Sale Of Stock [Line Items]
Line of Credit Facility, Interest Rate During Period	7.00%
Line of Credit Facility, Interest Rate at Period End	15.00%
Lmf Acquisition Opportunities Inc [Member] | LMFA Note [Member] | Minimum [Member]
Subsidiary Sale Of Stock [Line Items]
Line of Credit Facility, Interest Rate During Period	15.00%
Line of Credit Facility, Interest Rate at Period End	18.00%
PIPE Warrants [Member] | PIPE Investors [Member]
Subsidiary Sale Of Stock [Line Items]
Aggregate purchase price of warrants			$ 7,000,000
PIPE Warrants [Member] | PIPE Investors [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Aggregate purchase price of warrants			$ 7,000,000
Class of warrant or right issued during period warrants			700,000
Tumim Letter Agreement [Member] | Lmf Acquisition Opportunities Inc [Member] | Maximum [Member]
Subsidiary Sale Of Stock [Line Items]
Long-Term Purchase Commitment, Amount		$ 500,000
Tumim Letter Agreement [Member] | Lmf Acquisition Opportunities Inc [Member] | Minimum [Member]
Subsidiary Sale Of Stock [Line Items]
Long-Term Purchase Commitment, Amount		$ 1,000,000
Sea Star Medical Inc [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Additional amount deposited into trust account to provide additional time for business combination													$ 1,035,000
Tumim Stone Capital [Member] | Common Stock Purchase Agreement [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Business acquisition related costs			$ 2,500,000
Common Stock Value			$ 100,000,000
LMF Merger Sub, Inc [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Business Combination, Consideration Transferred	$ 85,408,328
Business acquisition transaction costs capped amount	800,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 85,000,000
Number of share options exercised during the current period	8,878,960
Common Stock [Member] | LMF Merger Sub, Inc [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Common stock, par value	$ 0.0001
Business acquisition, common stock par value	$ 10
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	7,837,628
Class A Common Stock [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Common stock, par value								$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001
Common Stock Value								$ 10		$ 10		$ 10				$ 0
Class A Common Stock [Member] | PIPE Investors [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued			700,000
Common stock, par value			$ 10
Class of warrant or right exercise price			$ 11.5
Class A Common Stock [Member] | PIPE Investors [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued			700,000
Common stock, par value			$ 10
Class of warrant or right exercise price			$ 11.5
Class A Common Stock [Member] | PIPE Warrants [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued			700,000
Class A Common Stock [Member] | LMF Merger Sub, Inc [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Common stock, par value	$ 0.0001
Common Stock, Conversion Basis	one-to-one
Class B Common Stock [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Common stock, par value								$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001
Common Stock Value								$ 259		$ 259		$ 259				$ 215
Class B Common Stock [Member] | LMF Merger Sub, Inc [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Common stock, par value	$ 0.001
IPO | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued							10,350,000
Sales price per unit							$ 10
IPO | Class A Common Stock [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued							10,350,000
Sales price per unit							$ 10
Proceeds from issuance of IPO units, net of offering costs							$ 103,500,000
Common stock, par value							$ 11.5
Private Placement | Warrant | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Stock issued						5,738,000	5,738,000					5,738,000
Sales price per unit							$ 1					$ 1
Proceeds from issuance of private placement warrants						$ 5,738,000	$ 5,738,000					$ 5,738,000
IPO and Private Placement [Member] | Lmf Acquisition Opportunities Inc [Member]
Subsidiary Sale Of Stock [Line Items]
Sales price per unit							$ 10.2
Transaction costs							$ 6,211,902
Underwriting discount							2,070,000
Deferred underwriting fee							3,622,500
Underwriter compensation							1,000
Other offering costs							518,402
Cash available for working capital							974,009
Proceeds from sale held in trust							105,570,000
Maximum interest to pay dissolution expenses							$ 100,000